UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, Nebraska  68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

         Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

1-866-447-4228

Date of fiscal year end:

9/30

Date of reporting period:   6/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Delux Long-Short Fund
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares			Value

	COMMON STOCKS - 91.1%
	BIOTECHNOLOGY - 0.1%
46	Vertex Pharmaceuticals, Inc. *		$ 2,572

	BUILDING MATERIALS - 0.2%
400	Interline Brands, Inc. *		10,028

	CHEMICALS - 1.7%
1,135	Monsanto Co.		93,955

	COMMERCIAL SERVICES - 3.2%
4,690	Heartland Payment Systems. Inc.		141,075
605	Robert Half International, Inc.		17,285
900	Total System Services		21,537
			179,897
	DISTRIBUTION/WHOLESALE - 0.4%
500	Pool Corp.		20,230

	DIVERSIFIED FINANCIAL SERVICES - 2.4%
1,090	Visa, Inc.		134,757

	ELECTRICAL COMPONENTS & EQUIPMENT- 0.7%
200	EnerSys *		7,014
873	Powell Industries, Inc. *		32,615
			39,629
	ENTERTAINMENT- 4.6%
9,020	Multimedia Games Holding Co., Inc. *		126,280
9,525	Shuffle Master, Inc. *		131,445
			257,725
	ENVIRONMENTAL CONTROL - 2.2%
3,034	Mine Safety Appliances Co.		122,088

	FOOD- 4.9%
5,768	Fresh Del Monte Produce, Inc.		135,375
1,419	Whole Foods Market, Inc.		135,259
			270,634
	HEALTHCARE- 2.5%
13,459	Select Medical Holdings Corp. *		136,071
116	Thoratec Corp. *		3,895
			139,966
	HOME BUILDERS - 2.5%
4,603	Toll Brothers, Inc. *		136,847

	HOME FURNISHINGS - 0.2%
500	DTS, Inc. *		13,040

	HOUSEHOLD PRODUCTS- 2.4%
2,439	Church & Dwight Co., Inc.		135,291

	INTERNET- 1.1%
1,409	Rackspace Hosting, Inc. *		61,912

	LEISURE TIME - 2.4%
1,894	Polaris Industries, Inc.		135,383

	MACHINERY - 2.4%
4,284	Alamo Group, Inc.		134,389

	MEDIA -2.4%
4,131	CBS Corp.		135,414

	MISCELLANEOUS MANUFACTURING - 4.3%
4,067	Hexcel Corp. *		104,888
7,624	Myers Industries, Inc.		130,828
			235,716
	OIL & GAS - 5.2%
789	Continental Resources, Inc. *		52,563
3,681	GeoResources, Inc. *		134,762
4,512	Western Refining, Inc.		100,482
			287,807
	OIL & GAS SERVICES - 2.7%
14,533	Flotek Industries, Inc. *		135,738
673	Helix Energy Solutions Group, Inc. *		11,044
			146,782
	PACKAGING & CONTAINERS - 2.5%
3,131	AEP Industries, Inc. *		136,355

	PHARMACEUTICALS - 2.4%
2,800	Herbalife Ltd.		135,324

	RETAIL - 31.9%
2,191	Bed Bath & Beyond, Inc. *		135,404
5,880	Cost Plus, Inc. *		129,360
2,127	Dillard's, Inc.		135,447
4,083	Domino's Pizza, Inc.		126,206
4,423	Foot Locker, Inc.		135,255
2,349	Hibbett Sports, Inc. *		135,561
2,553	Home Depot, Inc.		135,284
6,792	Kona Grill, Inc. *		61,264
3,900	Macy's, Inc.		133,965
1,984	PetSmart, Inc.		135,269
1,163	Retalix Ltd. *		22,946
2,097	Ross Stores, Inc.		131,000
3,154	TJX Cos, Inc.		135,401
1,629	Tractor Supply Co.		135,305
1,310	Yum! Brands, Inc.		84,390
			1,772,057
	TELECOMMUNICATIONS - 2.6%
1,000	CalAmp Corp. *		7,330
2,304	Crown Castle International Corp. *		135,153
			142,483
	TRANSPORTATION - 3.2%
8,172	Celadon Group, Inc.		133,857
3,682	Quality Distribution, Inc. *		40,833
			174,690

	TOTAL COMMON STOCKS (Cost $4,940,735)		5,054,971

	LIMITED PARTNERSHIPS - 4.8%
	CHEMICALS- 2.4%
637	Terra Nitrogen Co LP		134,917

	PIPELINES- 2.4%
2,523	ONEOK Partners LP		135,611

	TOTAL LIMITED PARTNERSHIPS (Cost $258,559)		270,528

Contracts	PUT OPTIONS PURCHASED - 0.4%	Expiration Date - Exercise Price
40	S&P 500 Index* (Proceeds $63,683)	7/21/2012 - $1330	20,500

Shares			Value
	SHORT-TERM INVESTMENTS - 13.4%
375,000	Federated US Treasury Cash Reserves, 0.00%**		375,000
367,270	Fidelity Institutional Money Market Funds, 0.44%**		367,271
	TOTAL SHORT-TERM INVESTMENTS (Cost $742,271)		742,271

	TOTAL INVESTMENTS - 109.7% (Cost $6,005,247) (a)		$ 6,088,270
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (15.7) % (Proceeds $840,288)
			(869,825)
	ASSETS IN EXCESS OF OTHER LIABILITIES - 6.0%		333,434
	TOTAL NET ASSETS - 100.0%		$ 5,551,879

	INVESTMENTS IN SECURITIES SOLD SHORT - (15.7) %
	COMMON STOCK - (15.7) %
	AEROSPACE/DEFENSE - (1.3) %
3,889	Ducommun, Inc. *		$ 38,151
455	National Presto Industries, Inc.		31,745
			69,896
	APPAREL - (1.6) %
687	Deckers Outdoor Corp. *		30,235
1,216	G-III Apparel Group Ltd. *		28,807
1,149	Gildan Activewear, Inc.		31,620
			90,662
	AUTO PARTS & EQUIPMENT - (0.6) %
5,386	Accuride Corp. *		32,316

	BANKS - (0.4) %
2,388	Barclays PLC		24,596

	DIVERSIFIED FINANCIAL SERVICES - (1.0) %
4,013	Janus Capital Group, Inc.		31,382
683	Woori Finance Holdings Co. Ltd.		22,710
			54,092
	ELECTRONICS - (1.1) %
2,926	AVX Corp.		31,279
1,364	Imax Corp. *		32,777
			64,056
	ENGINEERING & CONSTRUCTION - (0.6) %
2,692	Tutor Perini Corp. *		34,108

	FOOD - (0.7) %
289	Calavo Growers, Inc.		7,393
975	Post Holdings, Inc. *		29,981
			37,374
	HEALTHCARE-SERVICES - (0.6) %
747	IPC The Hospitalist Co., Inc. *		33,854

	INSURANCE - (1.1) %
833	Platinum Underwriters Holdings Ltd.		31,737
1,413	Sun Life Financial, Inc.		30,747
			62,484
	INTERNET - (0.2) %
1,098	QuinStreet, Inc. *		10,167

	INVESTMENT COMPANIES - (0.6) %
3,180	Fifth Street Finance Corp.		31,736

	MACHINERY - (0.6) %
561	Joy Global, Inc.		31,826

	MEDIA - (0.5) %
4,342	Dolan Co. *		29,222

	MISCELLANEOUS MANUFACTURING - (0.6) %
2,493	NL Industries, Inc.		31,088

	OIL & GAS SERVICES - (1.1) %
598	Lufkin Industries, Inc.		32,483
4,702	Willbros Group, Inc. *		30,375
			62,858
	PRIVATE EQUITY - (0.6) %
2,441	KKR & Co. LP		31,464

	SAVINGS & LOANS - (0.6) %
2,502	New York Community Bancorp, Inc.		31,350

	SEMICONDUCTORS - (0.7) %
705	Aixtron SE NA		10,089
1,499	ATMI, Inc. *		30,834
			40,923
	SOFTWARE - (0.6) %
1,132	Interactive Intelligence Group, Inc. *		31,934

	TELECOMMUNICATIONS - (0.6) %
1,146	InterDigital, Inc.		33,819

	TOTAL COMMON STOCK (Proceeds $840,288)		$ 869,825
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $840,288)		$ 869,825

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on June 30, 2012
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation		$ 165,015
	Unrealized depreciation		(111,530)
	Net unrealized depreciation		$ 53,485

Delux Long-Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for the Fund's assets and liabilities measured at fair value:

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,054,971	$ -	$ -	$ 5,054,971
Limited Partnerships	270,528	-	-	270,528
Put Options Purchased	-	20,500	-	20,500
Money Market Fund	-	742,271	-	742,271
Other Financial Assets	-	-	85,348	85,348
Total	$ 5,325,499	$ 762,771	$ 85,348	$ 6,173,618

Liabilities(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ (869,825)	$ -	$ -	$ (869,825)
Total	$ (869,825)	$ -	$ -	$ (869,825)

There were no significant transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

(a)All common stock held by the Fund are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value.

Other Financial Assets
Beginning balance March 31, 2012	$ 85,348
Total realized gain/(loss)	-
Change in unrealized depreciation	-
Cost of purchases	-
Proceeds from sales	-
Net transfers in/(out) of Level 3	-
Ending balance June 30, 2012	$ 85,348

Level 3 assets represent 1.54% of the Fund’s net assets at June 30, 2012.  Level 3 assets were valued by a pricing committee using procedures established by the Trust’s good faith pricing guidelines.  The Level 3 asset consisted of a receivable due from MF Global Inc. (“MFGI”), a broker-dealer that is being liquidated under the direction of the U.S. Securities Investor Protection Act of 1970 (“SIPA”).  The pricing committee valued the receivable at 100% of the reported value of the account prior to the announcement of the liquidation.  This decision was based on many factors including, without limitation, market data, information from financial media sources, public statements by the SIPA trustee, and consultations with attorneys monitoring the bankruptcy proceedings.  As of June 30, 2012, the receivables were not currently collectible by the Fund due to the liquidation proceedings.  The amounts ultimately collected by the Fund may be less than the amounts reflected in the Statement of Assets and Liabilities, and these differences may be material.

Option Risk – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

   The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales - The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities that have been sold.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

8/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

8/29/2012

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

8/29/2012